Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 15, 2024
Entity Registrant Name	Innovator ETFs Trust
Entity Central Index Key	0001415726
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 15, 2024
Document Effective Date	Mar. 27, 2024
Prospectus Date	Apr. 01, 2024
Innovator Premium Income 9 Buffer ETF – April | Innovator Premium Income 9 Buffer ETF – April
Prospectus:
Trading Symbol	HAPR